5. CONVERTIBLE NOTES PAYABLE	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

Convertible Notes Payable consisted of the following at December 31, 2014:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Non-Current Portion:
November 2014 10% Convertible Notes	527,780	(465,687)	62,093	2,680
April 2011 12% Convertible Notes	202,159	–	202,159	8,064
Total – Convertible Notes Payable – Non-Current Portion	729,939	(465,687)	264,252	10,744
Total Convertible Notes Payable	$729,939	$(465,687)	$264,252	$10,744

During the nine months ended December 30, 2014, we recorded interest expense of $123,305 related to the contractual interest rates of our convertible notes, interest expense of $68,982 related to the amortization of deferred financing costs related to the convertible notes and interest expense of $62,092 related to the amortization of note discounts for a total interest related to convertible notes of $254,379.

Convertible Notes Payable consisted of the following at March 31, 2014:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Current Portion:
Amended and Restated Series A 12% Convertible Notes, past due	$885,000	$–	$885,000	$575,250
2008 10% Convertible Notes, past due	25,000	–	25,000	19,167
October & November 2009 10% Convertible Notes	50,000	–	50,000	26,097
April 2010 10% Convertible Note	75,000	–	75,000	31,438
July and August 2011 10% Convertible Notes, past due	257,655	–	257,655	90,256
Law Firm Note	75,000	–	75,000	7,604
Total – Convertible Notes Payable – Current Portion	1,367,655	–	1,367,655	749,812

Convertible Notes Payable – Non-Current Portion:
September 2010 12% Convertible Notes	317,072	–	317,072	35,034
April 2011 12% Convertible Notes	448,448	–	448,448	12,117
September 2011 12% Convertible Notes	10,931	–	10,931	–
Total – Convertible Notes Payable – Non-Current Portion	776,451	–	776,451	47,151
Total Convertible Notes Payable	$2,144,106	$–	$2,144,106	$796,963

There were no discounts remaining on any of our Convertible Notes Payable as of March 31, 2014.

NOVEMBER 2014 10% CONVERTIBLE NOTES

In November 2014, we entered into a Subscription Agreement with two accredited investors providing for the issuance and sale of (i) convertible promissory notes (the “November 2014 10% Convertible Notes”) in the aggregate principal amount of $527,780 and (ii) five year warrants to purchase up to 2,356,160 shares of Common Stock at a fixed exercise price of $8.40 per share. The November 2014 10% Convertible Notes bear interest at the annual rate of 10% and mature on April 1, 2016.

The aggregate gross cash proceeds to us were $415,000 after subtracting legal fees of $35,000; the balance of the principal amount of the notes represents a $27,780 due diligence fee and an original issuance discount. We recorded deferred financing costs of $112,780 to reflect the legal fees, due diligence fee and original issuance discount and will amortize those costs over the life of the notes using the effective interest method.

The estimated relative fair value of warrants issued in connection with the November 2014 10% Convertible Notes is recorded as a debt discount and is amortized as additional interest expense over the term of the underlying debt. We recorded debt discount of $240,133 based on the relative fair value of these warrants. In addition, as the effective conversion price of the debt was less than market price of the underlying common stock on the date of issuance, we recorded an additional debt discount of $287,647 related to the beneficial conversion feature. As of December 31, 2014, the $527,780 principal amount outstanding under this agreement is presented net of unamortized debt discount of $465,687.

The November 2014 10% Convertible Notes are convertible at the option of the holders into shares of our common stock at a fixed price of $5.60 per share, for up to an aggregate of 94,246 shares of Common Stock. There are no registration requirements with respect to the shares of common stock underlying the notes or the warrants.

The pricing on both the conversion price and on the warrant exercise price reflected a negotiation that began in September 2014 and continued through funding in November 2014. During that period of time the price of our common stock rose significantly, which complicated the pricing negotiations. We ended up with pricing the notes and warrants at levels consistent with our prior equity unit issuances in October 2014 (see Note 6).

APRIL 2011 12% CONVERTIBLE NOTES

In April 2011, we entered into a Subscription Agreement with two accredited investors (the “Purchasers”) providing for the issuance and sale of convertible promissory notes and corresponding warrants in the aggregate principal amount of $385,000. The closing under the Subscription Agreement resulted in the issuance and sale by us of (i) convertible promissory notes in the aggregate principal amount of $385,000, (ii) five-year warrants to purchase an aggregate of 80,080 shares of our common stock at an exercise price of $6.25 per share, and (iii) five-year warrants to purchase an aggregate of 80,080 shares of our common stock at an exercise price of $8.75 per share. The convertible promissory notes bear interest compounded monthly at the annual rate of 10% and mature on April 1, 2016 (see below). The aggregate gross cash proceeds to us were $350,000, the balance of the principal amount representing a due diligence fee and an original issuance discount. The convertible promissory notes are convertible at the option of the holders into shares of our common stock at a price per share equal to eighty percent (80%) of the average of the three lowest closing bid prices of the common stock as reported by Bloomberg L.P. for the principal market on which the common stock trades or is quoted for the ten (10) trading days preceding the proposed conversion date. Subject to adjustment as described in the notes, the conversion price may not be more than $10.00 nor less than $5.00. There are no registration requirements with respect to the shares of common stock underlying the notes or the warrants.

In addition, we issued (i) five-year warrants to purchase an aggregate of 16,250 shares of our common stock at an exercise price of $6.25 per share, and (ii) five-year warrants to purchase an aggregate of 16,250 shares of our common stock at an exercise price of $8.75 per share to the Purchasers. These warrants were issued as an antidilution adjustment under certain common stock purchase warrants held by the Purchasers that were acquired from us in September 2010.

On March 31, 2014, we entered into separate Amendments to Convertible Notes and Warrants (collectively, the “Amendments”) with three accredited investors (collectively, the “Investors”) who own certain convertible promissory notes (collectively, the “Notes”) and warrants (collectively, the “Warrants”) previously issued by us on various dates between December 5, 2007 and September 23, 2011, including the April 2011 Convertible Notes.

Prior to the Amendments, the Notes were past maturity and were in default, resulting in the accrual of interest at the applicable default interest rate. The Amendments extended the maturity date of each of the Notes to April 1, 2016, which permits us to classify them as long-term liabilities. As a result of the Amendments, the Notes are no longer in default and the non-default interest rate for all of the Notes was set at 12% per annum, which represents a reduction from the default interest rates of 15% at which interest had been accruing. By entering into the Amendments, we also agreed to increase the currently outstanding principal amount of the Notes by 12% from a total of $693,260 to a total of $776,451.

During the period from October 2011 to February 2014, the Investors had converted, at conversion prices between $2.73 and $3.50 per share, portions of principal and interest outstanding under the Notes and certain other convertible promissory notes previously issued to them by us. Certain antidilution provisions applicable to such notes should have resulted in such conversions being effected at a conversion price of $2.10 per share. Accordingly, pursuant to the Amendments, we issued to the investors an aggregate of 90,142 shares of the Company’s Common Stock, which represents the additional shares of Common Stock that would have been issued to the Investors had such conversions been effected at $2.10 per share.

The Amendments also set the conversion price of the Notes, as well as the exercise price at which shares of our common stock can be purchased under the Warrants, at $2.10 per share. By virtue of the Amendments, the expiration dates of the Warrants also were extended from dates between September 3, 2015 and September 23, 2016 to January 1, 2017.

The following table shows the conversions into principal of the April 2011 12% Convertible Notes by fiscal year:

Activity in the April 2011 12% Convertible Notes
Initial principal balance	$400,400
Increase in principal balance due to extension fee	48,048
Conversions during the nine months ended December 31, 2014	(246,289)
Balance as of December 31, 2014	$202,159

AMENDED AND RESTATED SERIES A 12% CONVERTIBLE NOTES

In June 2010, we entered into Amended and Restated Series A 12% Convertible Promissory Notes (the "Amended and Restated Notes") with the holders of certain promissory notes previously issued by us, extending the due date to December 31, 2010 on the aggregate principal balance of $900,000. During the fiscal year ended March 31, 2013, the holders of $15,000 of the Notes converted their principal and related accrued interest into common stock. The balance remaining at March 31, 2014 was $885,000 and past due.

Weiner Note Conversion

On June 24, 2014, we entered into an agreement with the Ellen R. Weiner Family Revocable Trust (the “Trust”), a holder of a Series A 12% Convertible Note (the “Note”), which previously was classified as being in default. As per the agreement, the Trust converted past due principal of $660,000 and accrued interest balance of $343,200 into restricted common stock.

Additionally, the Trust agreed to waive anti-dilution price protection underlying warrants previously issued to the Trust. On June 26, 2014, three other parties who held similar warrants also agreed to waive their anti-dilution price protection.

Under its agreement, the Trust converted the entire $1,003,200 past due principal and interest balance on the Note, which previously was in default, into an aggregate of 466,365 restricted shares of our common stock and five-year warrants to acquire up to 136,190 shares of our common stock at an exercise price of $2.10 per share (which exercise price was the result of certain contractual price adjustments previously made during 2011) and up to 7,944 shares of our common stock at an exercise price of $5.40 per share (collectively, the “Conversion Securities”). Based on the fair value of the warrants and shares issued to the Trust for the accrued interest, we recorded a loss on settlement of notes of $1,791,421.

In exchange for the Trust’s conversion in full of the Note and accrued interest and for the waivers of anti-dilution price protection in the previously issued warrants, in addition to the Conversion Securities, we issued to the Trust 1,500 restricted shares of common stock as a service fee, changed the exercise price of all of the previously issued warrants to $2.10 per share and extended the expiration date of all of the previously issued warrants to July 1, 2018. We valued the 1,500 share service fee at $12,000 based on our closing price on the date of the agreement and recorded that value as interest expense during the June 2014 period.

Bird Estate Extension

On July 8, 2014, we executed a written restructuring agreement (the “Agreement”) with the Estate of Allan Bird (the “Estate”), a holder of a Series A 12% Convertible Note (the “Note”), which previously was classified as being in default. Since the negotiations for the Agreement were completed in the month of June, we recorded the impact of the Agreement as of June 30, 2014. In the Agreement, the Estate agreed to extend the expiration date of the Note to April 1, 2016, to convert approximately $116,970 of accrued interest to equity, and to waive anti-dilution price protection underlying the Note and warrants previously issued to the Estate.

Under the Agreement, the Estate converted the entire $116,970 past due interest balance on the Note, which previously was in default, into an aggregate of 51,837 restricted shares of our common stock. The Estate received five-year warrants to acquire up to 46,429 shares of our common stock at an exercise price of $2.10 per share (which exercise price was the result of certain contractual price adjustments previously made during 2011). Based on our common stock prices during a period of negotiation with the Estate including during calendar year 2013, the Estate also received five-year warrants to acquire up to 2,708 shares of our common stock at an exercise price of $5.40 (collectively known as the “Conversion Securities”). Based on the fair value of the warrants and shares issued to the Estate for the accrued interest, we recorded a loss on settlement of notes of $663,209.

In exchange for the Estate’s extension of the Note, conversion of accrued interest and for the waivers of anti-dilution price protection in the previously issued warrants, in addition to the Conversion Securities, we also issued to the Estate 500 restricted shares of common stock as an extension fee and extended the expiration date of all of the previously issued warrants to July 1, 2018. We valued the 500 share extension fee at $4,500 based on our closing price and recorded that value as a deferred financing cost, which we will amortize over the extended two year life of the note.

Bird Estate Conversion

In November 18, 2014, we issued an aggregate of 112,500 shares of common stock to the Estate upon the conversion of an aggregate of $236,250 representing all $225,000 of unpaid principal and $11,250 of unpaid accrued interest due under the Note. The conversion price per share was $2.10.

2008 10% CONVERTIBLE NOTES

In September 2014, we issued to the holder of the remaining 2008 10% Convertible Note units consisting of an aggregate of 9,564 shares of restricted common stock and unit warrants to acquire up to an aggregate of 4,782 shares of common stock at an exercise price of $4.80 per share (see Note 6). The units were issued to the Note holder upon the conversion of an aggregate of $45,906 of unpaid principal and accrued interest due under the Note, which represented the entire amount outstanding under the Note and the Note was retired. We recorded a loss on debt conversion of $65,493 on this transaction.

OCTOBER & NOVEMBER 2009 10% CONVERTIBLE NOTES

In October and November 2009, we raised $430,000 from the sale to accredited investors of 10% convertible notes ("October & November 2009 10% Convertible Notes"). The October & November 2009 10% Convertible Notes matured at various dates between April 2011 and May 2011 and are convertible into our common stock at a fixed conversion price of $12.50 per share. The investors also received matching three year warrants to purchase unregistered shares of our common stock at an exercise price of $12.50 per share. We measured the fair value of the warrants and the beneficial conversion feature of the Notes and recorded a 100% discount against the principal of the notes. Such discount was fully amortized at March 31, 2014.

In July 2012, we issued 9,228 shares of common stock and 4,614 warrants to purchase common stock to the holder of a $25,000 note in this grouping in exchange for the conversion of such note and related accrued interest of $8,000 (for a total of $33,000). The warrants expired in 2012 and are exercisable at $5.35 per share (see Note 6). We recorded a loss on conversion of $45,796.

The following table shows the conversions into principal of the October and November 2009 10% Convertible Notes by fiscal year:

Activity in October & November 2009 10% Convertible Notes
Initial principal balance	$450,250
Conversions during the fiscal year ended March 31, 2010	(70,000)
Conversions during the fiscal year ended March 31, 2011	(175,000)
Conversions during the fiscal year ended March 31, 2012	(130,250)
Conversions during the fiscal year ended March 31, 2013	(25,000)
Conversions during the fiscal year ended March 31, 2014	–
Conversions into equity unit structure during the nine months ended December 31, 2014	(50,000)
Balance as of December 31, 2014	$–

As noted in the above table, the remaining balance of the September 2011 Convertible Notes converted into equity during the nine months ended December 31, 2014.

On March 31, 2012, we agreed to extend the expiration date and to change the exercise price of certain warrants of one of the note holders by two years in exchange for the extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note (see below) by that same two year period. We recorded a charge of $77,265 relating to this modification.

In September 2013, we agreed to extend the expiration date of certain warrants of one of the note holders by two years in exchange for the extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note (see below) by that same two year period. Management assessed the change in the value of the notes and related warrants before and after that extension and determined that the change in value related to the change in terms was not significant.

In October 2014, we issued to the holder of the remaining October & November 2009 10% Convertible Note and the April 2010 10% Convertible Note units consisting of an aggregate of 36,716 shares of common stock and unit warrants to acquire up to an aggregate of 36,756 shares of common stock at an exercise price of $5.15 per share. The units were issued to the note holder upon the conversion of an aggregate of $189,087 of unpaid principal and accrued interest due under two promissory notes (the remaining October & November 2009 10% Convertible Note and the April 2010 10% Convertible Note). The amounts converted represented the entire principal and interest outstanding under the notes and the notes held by that holder were retired.

APRIL 2010 10% CONVERTIBLE NOTE

In April 2010, we raised $75,000 from the sale to an accredited investor of a 10% convertible note. The convertible note was originally scheduled to mature in October 2011 and is convertible into our common stock at a fixed conversion price of $12.50 per share prior to maturity. The investor also received three year warrants to purchase 6,000 unregistered shares of our common stock at a price of $12.50 per share.

We measured the fair value of the warrants and the beneficial conversion feature of the notes and recorded a 100% discount against the principal of the notes. We amortized this discount using the effective interest method over the term of the note.

On March 31, 2012, we agreed to extend the expiration date and to change the exercise price of certain warrants of the note holder by two years in exchange for his extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note by that same two year period.

In September 2013, we agreed to extend the expiration date of certain warrants of one of the note holders by two years in exchange for the extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note (see below) by that same two year period. Management assessed the change in the value of the notes and related warrants before and after that extension and determined that the change in value related to the change in terms was not significant.

In October 2014, we issued to the holder of the remaining October & November 2009 10% Convertible Note and the April 2010 10% Convertible Note units consisting of an aggregate of 36,716 shares of common stock and unit warrants to acquire up to an aggregate of 36,756 shares of common stock at an exercise price of $5.15 per share. The units were issued to the note holder upon the conversion of an aggregate of $189,087 of unpaid principal and accrued interest due under two promissory notes (the remaining October & November 2009 10% Convertible Note and the April 2010 10% Convertible Note). The amounts converted represented the entire principal and interest outstanding under the notes and the notes held by that holder were retired.

SEPTEMBER 2010 12% CONVERTIBLE NOTES

On September 3, 2010, we entered into a Subscription Agreement with three accredited investors (the “Purchasers”) providing for the issuance and sale of convertible promissory notes and corresponding warrants in the aggregate principal amount of $1,430,000. The initial closing under the Subscription Agreement resulted in the issuance and sale of (i) convertible promissory notes in the aggregate principal amount of $743,600, (ii) five-year warrants to purchase an aggregate of 74,360 shares of our common stock at an exercise price of $15.56 per share, and (iii) five-year warrants to purchase an aggregate of 74,360 shares of our common stock at an exercise price of $21.79 per share. The convertible promissory notes bear interest compounded monthly at the annual rate of ten percent (10%) and mature on April 1, 2016 (see below). The aggregate gross cash proceeds were $650,000, the balance of the principal amount representing a due diligence fee and an original issuance discount. The convertible promissory notes are convertible at the option of the holders into shares of our common stock at a price per share equal to eighty percent (80%) of the average of the three lowest closing bid prices of the common stock as reported by Bloomberg L.P. for the principal market on which the common stock trades or is quoted for the ten (10) trading days preceding the proposed conversion date. Subject to adjustment as described in the notes, the conversion price may not be more than $15.00 nor less than $10.00. There are no registration requirements with respect to the shares of common stock underlying the notes or the warrants.

On March 31, 2014, we entered into separate Amendments to Convertible Notes and Warrants (collectively, the “Amendments”) with three accredited investors (collectively, the “Investors”) who own certain convertible promissory notes (collectively, the “Notes”) and warrants (collectively, the “Warrants”) previously issued by us on various dates between December 5, 2007 and September 23, 2011, including the September 2010 Convertible Notes.

Prior to the Amendments, the Notes were past maturity and were in default, resulting in the accrual of interest at the applicable default interest rate. The Amendments extended the maturity date of each of the Notes to April 1, 2016, which permits us to classify them as long-term liabilities. As a result of the Amendments, the Notes are no longer in default and the non-default interest rate for all of the Notes was set at 12% per annum, which represents a reduction from the default interest rates of fifteen percent at which interest had been accruing. By entering into the Amendments, we also agreed to increase the currently outstanding principal amount of the Notes by 12% from a total of $693,260 to a total of $776,451.

During the period from October 2011 to February 2014, the Investors had converted, at conversion prices between $2.73 and $3.50 per share, portions of principal and interest outstanding under the Notes and certain other convertible promissory notes previously issued to them by us. Certain antidilution provisions applicable to such notes should have resulted in such conversions being effected at a conversion price of $2.10 per share. Accordingly, pursuant to the Amendments, we issued to the investors an aggregate of 90,142 shares of the Company’s Common Stock, which represents the additional shares of Common Stock that would have been issued to the Investors had such conversions been effected at $2.10 per share.

The Amendments also set the conversion price of the Notes, as well as the exercise price at which shares of our common stock can be purchased under the Warrants, at $2.10 per share. By virtue of the Amendments, the expiration dates of the Warrants also were extended from dates between September 3, 2015 and September 23, 2016 to January 1, 2017.

The following table shows the activity in the September 2010 12% Convertible Notes by fiscal year:

Activity in the September 2010 12% Convertible Notes
Initial principal balance	$743,600
Conversions during the fiscal year ended March 31, 2012	(405,500)
Conversions during the fiscal year ended March 31, 2013	(30,000)
Conversions during the fiscal year ended March 31, 2014	(25,000)
Increase in principal balance due to 12% extension fee	33,972
Conversions during the nine months ended December 31, 2014	(317,072)
Balance as of December 31, 2014	$–

As noted in the above table, the remaining balance of the September 2011 Convertible Notes converted into equity during the nine months ended December 31, 2014.

JULY & AUGUST 2011 10% CONVERTIBLE NOTES

During the three months ended September 30, 2011, we raised $357,656 in five separate 10% convertible notes. Those notes had a fixed conversion price of $4.50 per share and carried an interest rate of 10%. The convertible notes matured in July and August 2012. We also issued those investors five year warrants to purchase 79,479 shares of common stock at $6.25 per share.

We measured the fair value of the warrants and the beneficial conversion feature of the notes and recorded a $257,926 discount against the principal of the notes. We amortized this discount using the effective interest method over the term of the note.

Effective March 31, 2014, the holders of three of the five notes totaling $100,000 converted all of their principal and accrued interest into 28,774 shares of our common stock at the contractual conversion price of $4.50 per share.

In September 2014, we entered into a forbearance agreement with the holder of the remaining two notes in which we agreed to repay his notes by October 31, 2014 and in which we also agreed to extend his warrants by two years. We recorded a charge of $143,363 in the September 2014 period related to this warrant extension due to the change in the fair value of the warrants.

In October 2014, we paid off in full the remaining outstanding principal balance and interest balances on the two remaining notes with cash payments of $382,748.

SEPTEMBER 2011 CONVERTIBLE NOTES

In September 2011, we issued $253,760 of convertible notes, convertible at $3.50 per share. Such notes originally matured in September 2012.

On March 31, 2014, we entered into separate Amendments to Convertible Notes and Warrants (collectively, the “Amendments”) with three accredited investors (collectively, the “Investors”) who own certain convertible promissory notes (collectively, the “Notes”) and warrants (collectively, the “Warrants”) previously issued by us on various dates between December 5, 2007 and September 23, 2011, including the September 2011 Convertible Notes.

Prior to the Amendments, the Notes were past maturity and were in default, resulting in the accrual of interest at the applicable default interest rate. The Amendments extended the maturity date of each of the Notes to April 1, 2016, which permits us to classify them as long-term liabilities. As a result of the Amendments, the Notes are no longer in default and the non-default interest rate for all of the Notes was set at 12% per annum, which represents a reduction from the default interest rates of 15% at which interest had been accruing. By entering into the Amendments, we also agreed to increase the currently outstanding principal amount of the Notes by 12%, which in the case of the September 2011 Notes, they increased from $9,760 to $10,931

During the period from October 2011 to February 2014, the Investors had converted, at conversion prices between $2.73 and $3.50 per share, portions of principal and interest outstanding under the Notes and certain other convertible promissory notes previously issued to them by us. Certain antidilution provisions applicable to such notes should have resulted in such conversions being effected at a conversion price of $2.10 per share. Accordingly, pursuant to the Amendments, we issued to the investors an aggregate of 90,142 shares of the Company’s Common Stock, which represents the additional shares of Common Stock that would have been issued to the Investors had such conversions been effected at $2.10 per share.

The Amendments also set the conversion price of the Notes, as well as the exercise price at which shares of our common stock can be purchased under the Warrants, at $2.10 per share. By virtue of the Amendments, the expiration dates of the Warrants also were extended to January 1, 2017.

The following table shows the conversions into principal of the September 2011 Convertible Notes by fiscal year:

Activity in the September 2011 Convertible Notes
Initial principal balance	$253,760
Conversions during the fiscal year ended March 31, 2012	(15,000)
Conversions during the fiscal year ended March 31, 2013	(60,000)
Conversions during the fiscal year ended March 31, 2014	(169,000)
Increase in principal balance due to extension fee	1,171
Conversions during the nine months ended December 31, 2014	(10,931)
Balance as of December 31, 2014	$–

As noted in the above table, the remaining balance of the September 2011 Convertible Notes converted into equity during the nine months ended December 31, 2014.

LAW FIRM NOTE

On March 22, 2012, we entered into a Promissory Note with our corporate law firm for the amount of $75,000, which represented the majority of the amount we owed to that firm at that time. The Promissory Note originally had a maturity date of December 31, 2012 and bore interest at 5% per annum. The note was convertible at the option of the holder into shares of our common stock at a 10% discount to the market price of the common stock on the date prior to conversion with a floor price on such conversions of $4.00 per share. The holder subsequently agreed to extend the Maturity Date of the Note first to October 1, 2013, then to September 30, 2013, and then the expiration date of this note was again extended to October 1, 2014.

In November 2014, we paid off in full the Law Firm Note with a cash payment of $50,000 and an issuance of 3,400 common shares.

5. CONVERTIBLE NOTES PAYABLE

Convertible Notes Payable consisted of the following at March 31, 2014:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Convertible Notes Payable – Current Portion:
Amended and Restated Series A 12% Convertible Notes, past due	$885,000	$–	$885,000	$575,250
2008 10% Convertible Notes, past due	25,000	–	25,000	19,167
October & November 2009 10% Convertible Notes	50,000	–	50,000	26,097
April 2010 10% Convertible Note	75,000	–	75,000	31,438
July and August 2011 10% Convertible Notes, past due	257,655	–	257,655	90,256
Law Firm Note	75,000	–	75,000	7,604
Total – Convertible Notes Payable – Current Portion	1,367,655	–	1,367,655	749,812

Convertible Notes Payable – Non-Current Portion:
September 2010 12% Convertible Notes	317,072	–	317,072	35,034
April 2011 12% Convertible Notes	448,448	–	448,448	12,117
September 2011 12% Convertible Notes	10,931	–	10,931	–
Total – Convertible Notes Payable – Non-Current Portion	776,451	–	776,451	47,151
Total Convertible Notes Payable	$2,144,106	$–	$2,144,106	$796,963

There were no discounts remaining on any of our Convertible Notes Payable as of March 31, 2014.

During the fiscal year ended March 31, 2014, we recorded interest expense of $354,949 related to the contractual interest rates of our convertible notes and interest expense of $4,284 related to the amortization of debt discounts on the convertible notes for a total of $359,233.

Convertible Notes Payable consisted of the following at March 31, 2013:

	Principal	Unamortized Discount	Net Amount	Accrued Interest
Amended and Restated Series A 12% Convertible Notes, past due	$885,000	$–	$885,000	$398,250
2008 10% Convertible Notes, past due	25,000	–	25,000	15,417
December 2006 10% Convertible Notes, past due	17,000	–	17,000	15,888
October & November 2009 10% Convertible Notes	50,000	(389)	49,611	20,000
April 2010 10% Convertible Note	75,000	(3,895)	71,105	23,938
September 2010 10% Convertible Notes, past due	308,100	–	308,100	52,393
April 2011 10% Convertible Notes, past due	400,400	–	400,400	100,100
July and August 2011 10% Convertible Notes, $257,656 past due	357,655	–	357,655	68,704
September 2011 Convertible Notes, past due	178,760	–	178,760	–
Law Firm Note	75,000	–	75,000	3,854
Total – Convertible Notes Payable	$2,371,915	$(4,284)	$2,367,631	$698,544

During the fiscal year ended March 31, 2013, we recorded interest expense of $459,199 related to the contractual interest rates of our convertible notes and interest expense of $467,158 related to the amortization of debt discounts on the convertible notes for a total of $926,357.

AMENDED AND RESTATED SERIES A 12% CONVERTIBLE NOTES

In June 2010, we entered into Amended and Restated Series A 12% Convertible Promissory Notes (the "Amended and Restated Notes") with the holders of certain promissory notes previously issued by the Company, extending the due date to December 31, 2010 on the aggregate principal balance of $900,000. During the fiscal year ended March 31, 2013, the holders of $15,000 of the Notes converted their principal and related accrued interest into common stock. The balance remaining at March 31, 2014 and 2013 was $885,000 and is past due as of March 31, 2014. Such notes bear a default annual interest rate of 20%.

Subsequent to year end on June 24, 2014, we entered into an agreement with the Ellen R. Weiner Family Revocable Trust (the “Trust”), a holder of a Series A 12% Convertible Note (the “Note”), whereby the Trust converted a past due combined principal and interest balance of $1,003,200 (principal of $660,000 and interest of $343,200) into restricted common stock.

Additionally, the Trust agreed to waive anti-dilution price protection underlying warrants previously issued to the Trust. Under its agreement, the Trust converted the entire $1,003,200 past due principal and interest balance on the Note

In exchange for the Trust’s conversion in full of the Note and accrued interest and for the waivers of anti-dilution price protection in previously issued warrants, we (1) issued five-year warrants to acquire up to 136,190 shares of our common stock at an exercise price of $2.10 per share and up to 7,944 shares of our common stock at an exercise price of $5.40 per share (collectively, the “Conversion Securities”); (2) issued 1,500 restricted shares of common stock as a service fee; (3) changed the exercise price of all of the previously issued warrants to the Trust to $2.10 per share; and (4) extended the expiration date of all of the previously issued warrants to the Trust to July 1, 2018.

We continue to hold discussions with the holder of the remaining note in this grouping regarding either an extension to the note or a conversion of the note but there can be no assurance that we will be able to do so on terms that we deem acceptable or at all. We are recording interest at the default rate of 20% on the remaining note.

DECEMBER 2006 10% CONVERTIBLE NOTES

In January 2014, we paid off the remaining balance of the December 2006 10% Convertible Notes and the related accrued interest balance with a cash payment of $35,055. Such payment represented the sum of the $17,000 in principal balance and $18,055 in accrued interest.

2008 10% CONVERTIBLE NOTES

One 2008 10% Convertible Note in the amount of $25,000 which matured in January 2010 remained outstanding and past due at March 31, 2014. Such note is convertible into our common stock at $25.00 per share. We are recording interest at the default rate of 15%.

OCTOBER & NOVEMBER 2009 10% CONVERTIBLE NOTES

In October and November 2009, we raised $430,000 from the sale to accredited investors of 10% convertible notes ("October & November 2009 10% Convertible Notes"). The October & November 2009 10% Convertible Notes matured at various dates between April 2011 and May 2011 and are convertible into our common stock at a fixed conversion price of $12.50 per share. The investors also received matching three year warrants to purchase unregistered shares of our common stock at an exercise price of $12.50 per share. We measured the fair value of the warrants and the beneficial conversion feature of the notes and recorded a 100% discount against the principal of the notes. Such discount was fully amortized at March 31, 2014.

In July 2012, we issued 9,228 shares of common stock and 4,614 warrants to purchase common stock to the holder of a $25,000 note in this grouping in exchange for the conversion of such note and related accrued interest of $8,000 (for a total of $33,000). The warrants expired in 2012 and are exercisable at $5.35 per share (see Note 6). We recorded a loss on conversion of $45,796.

The following table shows the conversions into principal of the October and November 2009 Convertible Notes by fiscal year:

Activity in October & November 2009 10% Convertible Notes
Initial principal balance	$450,250
Conversions during the fiscal year ended March 31, 2010	(70,000)
Conversions during the fiscal year ended March 31, 2011	(175,000)
Conversions during the fiscal year ended March 31, 2012	(130,250)
Conversions during the fiscal year ended March 31, 2013	(25,000)
Conversions during the fiscal year ended March 31, 2014	–
Balance as of March 31, 2014	$50,000

On March 31, 2012, we agreed to extend the expiration date and to change the exercise price of certain warrants of one of the note holders by two years in exchange for the extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note (see below) by that same two year period. We recorded a charge of $77,265 relating to this modification.

In September 2013, we agreed to extend the expiration date of certain warrants of one of the note holders by two years in exchange for the extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note (see below) by that same two year period. Management assessed the change in the value of the notes and related warrants before and after that extension and determined that the change in value related to the change in terms was not significant.

APRIL 2010 10% CONVERTIBLE NOTE

In April 2010, we raised $75,000 from the sale to an accredited investor of a 10% convertible note. The convertible note was originally scheduled to mature in October 2011 and is convertible into our common stock at a fixed conversion price of $12.50 per share prior to maturity. The investor also received three year warrants to purchase 300,000 unregistered shares of our common stock at a price of $12.50 per share.

We measured the fair value of the warrants and the beneficial conversion feature of the notes and recorded a 100% discount against the principal of the notes. We amortized this discount using the effective interest method over the term of the note. As of March 31, 2014, there have not been any conversions of the April 2010 10% Convertible Note.

On March 31, 2012, we agreed to extend the expiration date and to change the exercise price of certain warrants of the note holder by two years in exchange for his extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note by that same two year period.

In September 2013, we agreed to extend the expiration date of certain warrants of one of the note holders by two years in exchange for the extension of $50,000 of the October & November 2009 10% Convertible Notes and the $75,000 April 2010 10% Convertible Note (see below) by that same two year period. Management assessed the change in the value of the notes and related warrants before and after that extension and determined that the change in value related to the change in terms was not significant.

SEPTEMBER 2010 10% CONVERTIBLE NOTES

On September 3, 2010, we entered into a Subscription Agreement with three accredited investors (the “Purchasers”) providing for the issuance and sale of convertible promissory notes and corresponding warrants in the aggregate principal amount of $1,430,000. The initial closing under the Subscription Agreement resulted in the issuance and sale of (i) convertible promissory notes in the aggregate principal amount of $743,600, (ii) five-year warrants to purchase an aggregate of 74,360 shares of our common stock at an exercise price of $15.56 per share, and (iii) five-year warrants to purchase an aggregate of 74,360 shares of our common stock at an exercise price of $21.79 per share. The convertible promissory notes bear interest compounded monthly at the annual rate of ten percent (10%) and mature on April 1, 2016 (see below). The aggregate gross cash proceeds were $650,000, the balance of the principal amount representing a due diligence fee and an original issuance discount. The convertible promissory notes are convertible at the option of the holders into shares of our common stock at a price per share equal to eighty percent (80%) of the average of the three lowest closing bid prices of the common stock as reported by Bloomberg L.P. for the principal market on which the common stock trades or is quoted for the ten (10) trading days preceding the proposed conversion date. Subject to adjustment as described in the notes, the conversion price may not be more than $15.00 nor less than $10.00. There are no registration requirements with respect to the shares of common stock underlying the notes or the warrants.

On March 31, 2014, we entered into separate Amendments to Convertible Notes and Warrants (collectively, the “Amendments”) with three accredited investors (collectively, the “Investors”) who own certain convertible promissory notes (collectively, the “Notes”) and warrants (collectively, the “Warrants”) previously issued by us on various dates between December 5, 2007 and September 23, 2011, including the September 2010 Convertible Notes.

Prior to the Amendments, the Notes were past maturity and were in default, resulting in the accrual of interest at the applicable default interest rate. The Amendments extended the maturity date of each of the Notes to April 1, 2016, which permits us to classify them as long-term liabilities. As a result of the Amendments, the Notes are no longer in default and the non-default interest rate for all of the Notes was set at 12% per annum, which represents a reduction from the default interest rates of fifteen percent at which interest had been accruing. By entering into the Amendments, we also agreed to increase the currently outstanding principal amount of the Notes by 12% from a total of $693,260 to a total of $776,451.

During the period from October 2011 to February 2014, the Investors had converted, at conversion prices between $2.73 and $3.50 per share, portions of principal and interest outstanding under the Notes and certain other convertible promissory notes previously issued to them by us. Certain antidilution provisions applicable to such notes should have resulted in such conversions being effected at a conversion price of $2.10 per share. Accordingly, pursuant to the Amendments, we issued to the investors an aggregate of 90,142 shares of the Company’s Common Stock, which represents the additional shares of Common Stock that would have been issued to the Investors had such conversions been effected at $2.10 per share.

The Amendments also provide that if all of our currently outstanding promissory notes and warrants that contain antidilution adjustment provisions (other than the Investors’ Notes and Warrants) are amended to remove, or the holders thereof waive, such provisions, then any similar antidilution provisions in the Investors’ Notes and Warrants will automatically be deemed removed. In addition, for so long as the Investors’ Notes and Warrants are outstanding, we will not be permitted to issue any common stock or common stock equivalents (or modify, with equivalent effect, any outstanding common stock or common stock equivalents) at a lower price than the then-current conversion price of the Notes and exercise price of the Warrants (with certain issuances to be excepted from this general provision). If our other note and warrant holders agree to waive the antidilution provisions of their securities on the same basis as agreed to by the Investors, then we will no longer be required to report a derivative liability in its financial statements with the accompanying quarterly adjustments to its financial statements and will transfer the amount shown as a derivative liability to equity.

The Amendments also set the conversion price of the Notes, as well as the exercise price at which shares of our common stock can be purchased under the Warrants, at $2.10 per share. By virtue of the Amendments, the expiration dates of the Warrants also were extended from dates between September 3, 2015 and September 23, 2016 to January 1, 2017.

The following table shows the activity in the September 2010 10% Convertible Notes by fiscal year:

Activity in the September 2010 10% Convertible Notes
Initial principal balance	$743,600
Conversions during the fiscal year ended March 31, 2012	(405,500)
Conversions during the fiscal year ended March 31, 2013	(30,000)
Conversions during the fiscal year ended March 31, 2014	(25,000)
Increase in principal balance due to 12% extension fee	33,972
Balance as of March 31, 2014	$317,072

APRIL 2011 10% CONVERTIBLE NOTES

In April 2011, we entered into a Subscription Agreement with two accredited investors (the “Purchasers”) providing for the issuance and sale of convertible promissory notes and corresponding warrants in the aggregate principal amount of $385,000. The closing under the Subscription Agreement resulted in the issuance and sale by us of (i) convertible promissory notes in the aggregate principal amount of $385,000, (ii) five-year warrants to purchase an aggregate of 80,080 shares of our common stock at an exercise price of $6.25 per share, and (iii) five-year warrants to purchase an aggregate of 80,080 shares of our common stock at an exercise price of $8.75 per share. The convertible promissory notes bear interest compounded monthly at the annual rate of 10% and mature on April 1, 2016 (see below). The aggregate gross cash proceeds to us were $350,000, the balance of the principal amount representing a due diligence fee and an original issuance discount. The convertible promissory notes are convertible at the option of the holders into shares of our common stock at a price per share equal to eighty percent (80%) of the average of the three lowest closing bid prices of the common stock as reported by Bloomberg L.P. for the principal market on which the common stock trades or is quoted for the ten (10) trading days preceding the proposed conversion date. Subject to adjustment as described in the notes, the conversion price may not be more than $10.00 nor less than $5.00. There are no registration requirements with respect to the shares of common stock underlying the notes or the warrants.

In addition, we issued (i) five-year warrants to purchase an aggregate of 16,250 shares of our common stock at an exercise price of $6.25 per share, and (ii) five-year warrants to purchase an aggregate of 16,250 shares of our common stock at an exercise price of $8.75 per share to the Purchasers. These warrants were issued as an antidilution adjustment under certain common stock purchase warrants held by the Purchasers that were acquired from us in September 2010.

On March 31, 2014, we entered into separate Amendments to Convertible Notes and Warrants (collectively, the “Amendments”) with three accredited investors (collectively, the “Investors”) who own certain convertible promissory notes (collectively, the “Notes”) and warrants (collectively, the “Warrants”) previously issued by us on various dates between December 5, 2007 and September 23, 2011, including the April 2011 Convertible Notes.

Prior to the Amendments, the Notes were past maturity and were in default, resulting in the accrual of interest at the applicable default interest rate. The Amendments extended the maturity date of each of the Notes to April 1, 2016, which permits us to classify them as long-term liabilities. As a result of the Amendments, the Notes are no longer in default and the non-default interest rate for all of the Notes was set at 12% per annum, which represents a reduction from the default interest rates of 15% at which interest had been accruing. By entering into the Amendments, we also agreed to increase the currently outstanding principal amount of the Notes by 12% from a total of $693,260 to a total of $776,451.

During the period from October 2011 to February 2014, the Investors had converted, at conversion prices between $2.73 and $3.50 per share, portions of principal and interest outstanding under the Notes and certain other convertible promissory notes previously issued to them by us. Certain antidilution provisions applicable to such notes should have resulted in such conversions being effected at a conversion price of $2.10 per share. Accordingly, pursuant to the Amendments, we issued to the investors an aggregate of 90,142 shares of the Company’s Common Stock, which represents the additional shares of Common Stock that would have been issued to the Investors had such conversions been effected at $2.10 per share.

The Amendments also provide that if all of our currently outstanding promissory notes and warrants that contain antidilution adjustment provisions (other than the Investors’ Notes and Warrants) are amended to remove, or the holders thereof waive, such provisions, then any similar antidilution provisions in the Investors’ Notes and Warrants will automatically be deemed removed. In addition, for so long as the Investors’ Notes and Warrants are outstanding, we will not be permitted to issue any common stock or common stock equivalents (or modify, with equivalent effect, any outstanding common stock or common stock equivalents) at a lower price than the then-current conversion price of the Notes and exercise price of the Warrants (with certain issuances to be excepted from this general provision).

The Amendments also set the conversion price of the Notes, as well as the exercise price at which shares of our common stock can be purchased under the Warrants, at $2.10 per share. By virtue of the Amendments, the expiration dates of the Warrants also were extended from dates between September 3, 2015 and September 23, 2016 to January 1, 2017.

As of March 31, 2014, there have not been any conversions of the April 2011 10% Convertible Notes and the 12% extension fee noted above increased the principal balance by $48,048 to a principal balance of $448,448.

JULY & AUGUST 2011 10% CONVERTIBLE NOTES

During the three months ended September 30, 2011, we raised $357,656 in 10% convertible notes. Those notes had a fixed conversion price of $4.50 per share and carried an interest rate of 10%. The convertible notes matured in July and August 2012. We also issued those investors five year warrants to purchase 79,479 shares of common stock at $6.25 per share.

We measured the fair value of the warrants and the beneficial conversion feature of the notes and recorded a $257,926 discount against the principal of the notes. We amortized this discount using the effective interest method over the term of the note.

Effective March 31, 2014, the holders of the three notes totaling $100,000 converted all of their principal and accrued interest into 28,774 shares of our common stock at the contractual conversion price of $4.50 per share.

At March 31, 2014, the remaining outstanding principal balance was $257,655, all of which was in default. We are recording interest at the default interest rate of 15%.

SEPTEMBER 2011 CONVERTIBLE NOTES

In September 2011, we issued $253,760 of convertible notes, convertible at $3.50 per share. Such notes originally matured in September 2012.

On March 31, 2014, we entered into separate Amendments to Convertible Notes and Warrants (collectively, the “Amendments”) with three accredited investors (collectively, the “Investors”) who own certain convertible promissory notes (collectively, the “Notes”) and warrants (collectively, the “Warrants”) previously issued by us on various dates between December 5, 2007 and September 23, 2011, including the September 2011 Convertible Notes.

Prior to the Amendments, the Notes were past maturity and were in default, resulting in the accrual of interest at the applicable default interest rate. The Amendments extended the maturity date of each of the Notes to April 1, 2016, which permits us to classify them as long-term liabilities. As a result of the Amendments, the Notes are no longer in default and the non-default interest rate for all of the Notes was set at 12% per annum, which represents a reduction from the default interest rates of 15% at which interest had been accruing. By entering into the Amendments, we also agreed to increase the currently outstanding principal amount of the Notes by 12%, which in the case of the September 2011 Notes, they increased from $9,760 to $10,931

During the period from October 2011 to February 2014, the Investors had converted, at conversion prices between $2.73 and $3.50 per share, portions of principal and interest outstanding under the Notes and certain other convertible promissory notes previously issued to them by us. Certain antidilution provisions applicable to such notes should have resulted in such conversions being effected at a conversion price of $2.10 per share. Accordingly, pursuant to the Amendments, we issued to the investors an aggregate of 90,142 shares of the Company’s Common Stock, which represents the additional shares of Common Stock that would have been issued to the Investors had such conversions been effected at $2.10 per share.

The Amendments also provide that if all of our currently outstanding promissory notes and warrants that contain antidilution adjustment provisions (other than the Investors’ Notes and Warrants) are amended to remove, or the holders thereof waive, such provisions, then any similar antidilution provisions in the Investors’ Notes and Warrants will automatically be deemed removed. In addition, for so long as the Investors’ Notes and Warrants are outstanding, we will not be permitted to issue any common stock or common stock equivalents (or modify, with equivalent effect, any outstanding common stock or common stock equivalents) at a lower price than the then-current conversion price of the Notes and exercise price of the Warrants (with certain issuances to be excepted from this general provision). If our other note and warrant holders agree to waive the antidilution provisions of their securities on the same basis as agreed to by the Investors, then we will no longer be required to report a derivative liability in its financial statements with the accompanying quarterly adjustments to its financial statements and will transfer the amount shown as a derivative liability to equity.

The Amendments also set the conversion price of the Notes, as well as the exercise price at which shares of our common stock can be purchased under the Warrants, at $2.10 per share. By virtue of the Amendments, the expiration dates of the Warrants also were extended to January 1, 2017.

The following table shows the conversions into principal of the September 2011 Convertible Notes by fiscal year:

Activity in the September 2011 Convertible Notes
Initial principal balance	$253,760
Conversions during the fiscal year ended March 31, 2012	(15,000)
Conversions during the fiscal year ended March 31, 2013	(60,000)
Conversions during the fiscal year ended March 31, 2014	(169,000)
Increase in principal balance due to extension fee	1,171
Balance as of March 31, 2014	$10,931

LAW FIRM NOTE NUMBER 1

On March 22, 2012, we entered into a Promissory Note with our corporate law firm for the amount of $75,000, which represented the majority of the amount we owed to that firm at that time. The Promissory Note originally had a maturity date of December 31, 2012 and bears interest at 5% per annum. The note is convertible at the option of the holder into shares of our common stock at a 10% discount to the market price of the common stock on the date prior to conversion with a floor price on such conversions of $4.00 per share. The holder subsequently agreed to extend the Maturity Date of the Note first to October 1, 2013, then to September 30, 2013, and now the expiration date of this note is again extended to October 1, 2014. As of March 31, 2014, there have not been any conversions of the Law Firm Note.

LAW FIRM NOTE NUMBER 2

On June 4, 2013, we entered into a Promissory Note with our corporate law firm for the amount of $47,000, which represented approximately 50% of the amount we owed to that firm for services in 2012. The Promissory Note had a maturity date of October 1, 2014 and bore interest at 5% per annum. The note was convertible at the option of the holder into shares of our common stock at a 10% discount to the market price of the common stock on the date prior to conversion with a floor price on such conversions of $3.50 per share.

Effective March 31, 2014, our law firm converted this note and all related accrued interest into 6,041 shares of our common stock at a conversion price of $8.00 per share.